Transactions with Related Parties - Additional Information (Details) $ in Thousands	5 Months Ended	6 Months Ended
	Jun. 09, 2011	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2015 USD ($)	Sep. 30, 2011
Related Party Transaction
Number of vessels		33
Capital Ship Management Corp
Related Party Transaction
Sales and purchase fee		1.00%
Commercial service fee		1.25%
Additional fees related to unforeseen events		$ 268	$ 640
Capital Ship Management Corp | Floating fee management agreement
Related Party Transaction
Management agreement initial term, per managed vessel	5
Capital Ship Management Corp | Crude Carriers Corp. ("Crude") management agreement
Related Party Transaction
Number of vessels					5
Capital Product Partners LP Adjusted Fee Payable
Related Party Transaction
Management agreement termination fees				$ 9,760